CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
CAPITAL AND RESERVES

13. CAPITAL AND RESERVES

Common Shares

All Common Shares rank equally with regards to the Company’s residual assets. The following table is presented in thousands:

	December 31, 2024	December 31, 2023
Ordinary Shares, Beginning Balance	183,605	179,922
Stock Options Exercised	5,379	1,231
Release of Restricted Stock Units	13,820	2,452
Warrants Exercised	137	—
Ordinary Shares, Ending Balance	202,941	183,605

Treasury Stock

Treasury Stock is recognized at cost of purchase and presented as a deduction from equity. The following table shows the changes in treasury stock shares for the periods presented in thousands:

	December 31, 2024	December 31, 2023
Treasury Stock, Beginning Balance	175	5,771
Repurchases of Common Shares	8,264	1,988
Issuance of Treasury Stock	(7,997)	(7,584)
Treasury Stock, Ending Balance	442	175